UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2012
                                                      ----------------

Check here if Amendment [ ];                  Amendment Number:
                                                                 -----

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Haber Trilix Advisors, LP
          ----------------------------------------------------------
Address:    29 Commonwealth Ave., 10th Floor
          ----------------------------------------------------------
            Boston, MA 02116
          ----------------------------------------------------------

          ----------------------------------------------------------

Form 13F File Number:   28-14373
                        ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Glenn Dixon
                  ----------------------------------------------------------
          Title:    COO & CFO
                  ----------------------------------------------------------
          Phone:    617-849-5250
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:
      /s/ Glenn Dixon               Boston, MA                5/14/2012
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                             ----------------------------

Form 13F Information Table Entry Total:        110
                                             ----------------------------

Form 13F Information Table Value Total:      $1,135,116
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

     NONE

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
Haber Trilix Advisors, LP
FORM 13F

         March 31, 2012


                                                      FORM 13F INFORMATION TABLE

                                                                                                             Voting Authority
                                                                                                             ----------------
                                Title
                                 of                    Value        Shares/  Sh/  Put/   Invstmt   Other
      Name of Issuer            Class       CUSIP     (x$1000)      Prn Amt  Prn  Call   Dscretn   Managers  Sole    Shared    None
      --------------            -----       -----     -------      -------   ---  ----   -------   --------  ----    ------    ----
AFLAC INC                        COM        001055102       7,317    159,100  SH          SOLE     N/A        159,100
AGNICO EAGLE MINES LTD           COM        008474108       6,910    207,000  SH          SOLE     N/A        207,000
AGRIUM INC                       COM        008916108       1,460     16,900  SH          SOLE     N/A         16,900
AMAZON COM INC                   COM        023135106         405      2,000  SH  CALL    SOLE     N/A                         2,000
AMERICAN CAPITAL AGENCY CORP     COM        02503X105      44,474  1,505,549  SH          SOLE     N/A      1,505,549
ANADARKO PETE CORP               COM        032511107         541      6,900  SH          SOLE     N/A          6,900
ANNALY CAP MGMT INC              COM        035710409      13,846    875,236  SH          SOLE     N/A        875,236
AURICO GOLD INC                  COM        05155C105         446     50,300  SH          SOLE     N/A         50,300
AVNET INC                        COM        053807103         437     12,000  SH          SOLE     N/A         12,000
BANK MONTREAL QUE                COM        063671101      29,094    489,986  SH          SOLE     N/A        489,986
BANK NOVA SCOTIA HALIFAX         COM        064149107      33,586    600,254  SH          SOLE     N/A        600,254
BARRICK GOLD CORP                COM        067901108      78,611  1,807,984  SH          SOLE     N/A      1,807,984
BCE INC                          COM NEW    05534B760      23,883    597,205  SH          SOLE     N/A        597,205
BMC SOFTWARE INC                 COM        055921100         265      6,600  SH          SOLE     N/A          6,600
BP PRUDHOE BAY RTY TR        UNIT BEN INT   055630107       7,851     62,700  SH          SOLE     N/A         62,700
BROADCOM CORP                    CL A       111320107      14,569    370,700  SH          SOLE     N/A        370,700
BROOKFIELD ASSET MGMT INC    CL A LTD VT SH 112585104      11,379    361,100  SH          SOLE     N/A        361,100
CANADIAN NAT RES LTD             COM        136385101      66,894  2,020,775  SH          SOLE     N/A      2,020,775
CANADIAN NATL RY CO              COM        136375102      19,931    251,100  SH          SOLE     N/A        251,100
CENOVUS ENERGY INC               COM        15135U109      19,868    552,700  SH          SOLE     N/A        552,700
CF INDS HLDGS INC                COM        125269100      15,178     83,100  SH          SOLE     N/A         83,100
CHESAPEAKE ENERGY CORP           COM        165167107         380     16,400  SH          SOLE     N/A         16,400
CHEVRON CORP NEW                 COM        166764100         536      5,000  SH  PUT     SOLE     N/A          5,000
CNH GLOBAL N V                 SHS NEW      N20935206         873     22,000  SH          SOLE     N/A         22,000
COMPANIA DE MINAS BUENAVENTU SPONSORED ADR  204448104         605     15,000  SH          SOLE     N/A         15,000
COMPASS DIVERSIFIED HOLDINGS  SH BEN INT    20451Q104       5,666    383,100  SH          SOLE     N/A        383,100
COMSTOCK RES INC               COM NEW      205768203         399     25,200  SH          SOLE     N/A         25,200
CONCHO RES INC                   COM        20605P101         572      5,600  SH          SOLE     N/A          5,600
CURRENCYSHARES AUSTRALIAN DL AUSTRALIAN DOL 23129U101       5,194     50,000  SH  PUT     SOLE     N/A         50,000
CYS INVTS INC                    COM        12673A108      19,676  1,503,153  SH          SOLE     N/A      1,503,153
DEERE & CO                       COM        244199105         890     11,000  SH          SOLE     N/A         11,000
DEUTSCHE BK AG LDN BRH     PS GOLD DL ETN   25154H749         479      9,000  SH          SOLE     N/A          9,000
ELDORADO GOLD CORP NEW           COM        284902103      11,868    863,730  SH          SOLE     N/A        863,730
ENBRIDGE INC                     COM        29250N105       7,634    196,800  SH          SOLE     N/A        196,800
EVOLUTION PETROLEUM CORP         COM        30049A107       1,125    121,000  SH          SOLE     N/A        121,000
EXCO RESOURCES INC               COM        269279402         377     56,800  SH          SOLE     N/A         56,800
EXTORRE GOLD MINES LTD           COM        30227B109         446     74,200  SH          SOLE     N/A         74,200
FLOTEK INDS INC DEL              COM        343389102         120     10,000  SH          SOLE     N/A         10,000
FMC TECHNOLOGIES INC             COM        30249U101         565     11,200  SH          SOLE     N/A         11,200
FORD MTR CO DEL             COM PAR $0.01   345370860         460     36,800  SH          SOLE     N/A         36,800
FREEPORT-MCMORAN COPPER & GO     COM        35671D857         629     16,523  SH          SOLE     N/A         16,523
GENERAL MTRS CO                  COM        37045V100         464     18,100  SH          SOLE     N/A         18,100
GOLDCORP INC NEW                 COM        380956409      72,328  1,606,626  SH          SOLE     N/A      1,606,626
GRAN TIERRA ENERGY INC           COM        38500T901         711    113,000  SH          SOLE     N/A        113,000
HALLIBURTON CO                   COM        406216101         524     15,800  SH          SOLE     N/A         15,800
HATTERAS FINL CORP               COM        41902R103      41,110  1,473,487  SH          SOLE     N/A      1,473,487
HECLA MNG CO                     COM        422704106         602    130,200  SH          SOLE     N/A        130,200
HOLLYFRONTIER CORP               COM        436106108       9,613    299,000  SH          SOLE     N/A        299,000
IMPERIAL OIL LTD               COM NEW      453038408      46,022  1,014,174  SH          SOLE     N/A      1,014,174
INTEL CORP                       COM        458140100      10,600    377,100  SH          SOLE     N/A        377,100
INTREPID POTASH INC              COM        46121Y102         579     23,800  SH          SOLE     N/A         23,800
ISHARES SILVER TRUST           ISHARES      46428Q109         599     19,100  SH          SOLE     N/A         19,100
JABIL CIRCUIT INC                COM        466313103         352     14,000  SH          SOLE     N/A         14,000
JUST ENERGY GROUP INC            COM        48213W101       3,678    266,200  SH          SOLE     N/A        266,200
KEYCORP NEW                      COM        493267108      14,348  1,688,000  SH          SOLE     N/A      1,688,000
KINROSS GOLD CORP            COM NO PAR     496902404         730     74,800  SH          SOLE     N/A         74,800
KLA-TENCOR CORP                  COM        482480100       7,809    143,500  SH          SOLE     N/A        143,500
LYONDELLBASELL INDUSTRIES N   SHS - A -     N53745100      14,557    333,500  SH          SOLE     N/A        333,500
MAGNA INTL INC                   COM        559222401         571     12,000  SH          SOLE     N/A         12,000
MANULIFE FINL CORP               COM        56501R106       6,796    502,400  SH          SOLE     N/A        502,400
MARATHON OIL CORP                COM        565849106       7,475    235,800  SH          SOLE     N/A        235,800
MCGRAW HILL COS INC              COM        580645109         339      7,000  SH          SOLE     N/A          7,000
MERCK & CO INC NEW               COM        58933Y105       3,532     91,970  SH          SOLE     N/A         91,970
MICROSOFT CORP                   COM        594918104       1,187     36,800  SH          SOLE     N/A         36,800
MOSAIC CO NEW                    COM        61945C103         569     10,300  SH          SOLE     N/A         10,300
MURPHY OIL CORP                  COM        626717102         546      9,700  SH          SOLE     N/A          9,700
NATIONAL OILWELL VARCO INC       COM        637071101         548      6,900  SH          SOLE     N/A          6,900
NATIONSTAR MTG HLDGS INC         COM        63861C109         490     34,100  SH          SOLE     N/A         34,100
NEW GOLD INC CDA                 COM        644535106       1,027    103,900  SH          SOLE     N/A        103,900
NEWS CORP                        CL A       65248E104         237     12,000  SH          SOLE     N/A         12,000
NEXEN INC                        COM        65334H102         526     28,700  SH          SOLE     N/A         28,700
OCCIDENTAL PETE CORP DEL         COM        674599105       3,790     39,800  SH          SOLE     N/A         39,800
OMNIVISION TECHNOLOGIES INC      COM        682128103         400     20,000  SH          SOLE     N/A         20,000
OPEN TEXT CORP                   COM        683715106         202      3,300  SH          SOLE     N/A          3,300
PDL BIOPHARMA INC                COM        69329Y104      12,253  1,929,500  SH          SOLE     N/A      1,929,500
PIONEER NAT RES CO               COM        723787107         591      5,300  SH          SOLE     N/A          5,300
PLANTRONICS INC NEW              COM        727493108         362      9,000  SH          SOLE     N/A          9,000
POLARIS INDS INC                 COM        731068102         289      4,000  SH          SOLE     N/A          4,000
POTASH CORP SASK INC             COM        73755L107      38,315    840,250  SH          SOLE     N/A        840,250
QEP RES INC                      COM        74733V100         400     13,100  SH          SOLE     N/A         13,100
QUALCOMM INC                     COM        747525103       3,823     56,200  SH          SOLE     N/A         56,200
QUICKSILVER RESOURCES INC        COM        74837R104         381     75,600  SH          SOLE     N/A         75,600
RENTECH NITROGEN PARTNERS L   COM UNIT      760113100         222      8,000  SH          SOLE     N/A          8,000
RESEARCH IN MOTION LTD           COM        760975102         180     12,300  SH          SOLE     N/A         12,300
RIO TINTO PLC                SPONSORED ADR  767204100         611     11,000  SH          SOLE     N/A         11,000
ROGERS COMMUNICATIONS INC        CL B       775109200      13,188    332,600  SH          SOLE     N/A        332,600
ROUNDYS INC                      COM        779268101       6,982    652,500  SH          SOLE     N/A        652,500
ROYAL BK CDA MONTREAL QUE        COM        780087102      66,964  1,156,848  SH          SOLE     N/A      1,156,848
SANDRIDGE ENERGY INC             COM        80007P307         392     50,000  SH  PUT     SOLE     N/A         50,000
SILVER STD RES INC               COM        82823L106         605     40,200  SH          SOLE     N/A         40,200
SILVER WHEATON CORP              COM        828336107         272      8,200  SH          SOLE     N/A          8,200
SILVERCORP METALS INC            COM        82835P103         606     87,900  SH          SOLE     N/A         87,900
SOUTHERN COPPER CORP             COM        84265V105         599     18,900  SH          SOLE     N/A         18,900
SOUTHWESTERN ENERGY CO           COM        845467109         379     12,400  SH          SOLE     N/A         12,400
SPDR S&P 500 ETF TR              TR UNIT    78462F103       9,153     65,000  SH  PUT     SOLE     N/A         65,000
SUN LIFE FINL INC                COM        866796105         500     21,100  SH          SOLE     N/A         21,100
SUNCOR ENERGY INC NEW            COM        867224107      83,625  2,562,644  SH          SOLE     N/A      2,562,644
SXC HEALTH SOLUTIONS CORP        COM        78505P100         240      3,200  SH          SOLE     N/A          3,200
TECH DATA CORP                   COM        878237106         434      8,000  SH          SOLE     N/A          8,000
TECK RESOURCES LTD               CL B       878742204       5,445    152,700  SH          SOLE     N/A        152,700
TELUS CORP                     NON-VTG SHS  87971M202      64,182  1,129,497  SH          SOLE     N/A      1,129,497
THOMSON REUTERS CORP             COM        884903105         289     10,000  SH          SOLE     N/A         10,000
TITAN INTL INC ILL               COM        88830M102         225      9,500  SH          SOLE     N/A          9,500
TORONTO DOMINION BK ONT          COM NEW    891160509      60,221    710,401  SH          SOLE     N/A        710,401
VALE S A                         ADR        91912E105         595     25,500  SH          SOLE     N/A         25,500
VALEANT PHARMACEUTICALS INTL     COM        91911K102         439      8,200  SH          SOLE     N/A          8,200
VECTOR GROUP LTD                 COM        92240M108       6,006    338,920  SH          SOLE     N/A        338,920
VISTA GOLD CORP                  COM NEW    927926303         130     41,000  SH          SOLE     N/A         41,000
WHITING PETE CORP NEW            COM        966387102         538      9,900  SH          SOLE     N/A          9,900
YAMANA GOLD INC                  COM        98462Y100      47,384  3,033,543  SH          SOLE     N/A      3,033,543

                                                           1,135,116

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